CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 22.2%	Shares	Value
Communications - 0.9%
Internet Media & Services - 0.3%
Expedia Group, Inc.	19,614	$ 1,588,930

Telecommunications - 0.6%
AT&T, Inc.	61,883	1,830,499
Verizon Communications, Inc.	40,026	2,300,695
		4,131,194
Consumer Discretionary - 2.0%
Automotive - 0.1%
General Motors Company	38,277	952,715

Consumer Services - 0.3%
Service Corporation International	40,811	1,769,565

Leisure Facilities & Services - 0.3%
Las Vegas Sands Corporation	14,370	627,107
Restaurant Brands International, Inc.	17,982	1,016,342
		1,643,449
Retail - Discretionary - 1.3%
AutoZone, Inc. (a)	2,143	2,587,501
Foot Locker, Inc.	36,163	1,062,831
Genuine Parts Company	35,782	3,225,747
Home Depot, Inc. (The)	6,318	1,677,366
		8,553,445
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Company (The)	29,097	1,374,542

Food - 0.3%
Lamb Weston Holdings, Inc.	33,529	2,014,422

Household Products - 0.3%
Procter & Gamble Company (The)	13,210	1,732,095

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.2% (Continued)	Shares	Value
Consumer Staples - 1.3% (Continued)
Retail - Consumer Staples - 0.3%
Dollar Tree, Inc. (a)	22,230	$ 2,075,171

Tobacco & Cannabis - 0.2%
Philip Morris International, Inc.	17,890	1,374,131

Energy - 1.0%
Oil & Gas Producers - 1.0%
ConocoPhillips	15,409	576,142
Diamondback Energy, Inc.	26,114	1,040,904
Exxon Mobil Corporation	37,761	1,588,983
Hess Corporation	14,718	724,273
Pioneer Natural Resources Company	24,251	2,350,407
		6,280,709
Financials – 3.8%
Asset Mangement - 0.1%
Ares Capital Corporation	56,333	794,295

Banking - 1.4%
Citigroup, Inc.	17,863	893,329
JPMorgan Chase & Company	23,792	2,299,259
KeyCorp	115,852	1,391,382
M&T Bank Corporation	8,758	927,910
Pinnacle Financial Partners, Inc.	43,038	1,705,166
PNC Financial Services Group, Inc. (The)	6,535	697,088
Truist Financial Corporation	27,815	1,041,950
		8,956,084
Institutional Financial Services - 0.5%
CME Group, Inc.	6,344	1,054,246
Morgan Stanley	35,673	1,743,696
		2,797,942
Insurance - 1.6%
Allstate Corporation (The)	35,031	3,306,576
Arthur J. Gallagher & Company	17,125	1,840,766
Hanover Insurance Group, Inc. (The)	21,019	2,141,416
Lincoln National Corporation	46,291	1,725,266

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.2% (Continued)	Shares	Value
Financials – 3.8% (Continued)
Insurance - 1.6% (Continued)
Progressive Corporation (The)	14,200	$ 1,282,828
		10,296,852
Specialty Finance - 0.2%
Blackstone Mortgage Trust, Inc. - Class A	16,557	398,527
Synchrony Financial	48,293	1,068,724
		1,467,251
Health Care - 2.4%
Biotech & Pharma - 1.0%
Bristol-Myers Squibb Company	23,269	1,364,959
Johnson & Johnson	16,735	2,439,294
Merck & Company, Inc.	28,895	2,318,535
		6,122,788
Health Care Facilities & Services - 1.0%
Quest Diagnostics, Inc.	32,039	4,071,196
Universal Health Services, Inc. - Class B	22,190	2,438,681
		6,509,877
Medical Equipment & Devices - 0.4%
Abbott Laboratories	26,190	2,635,761

Industrials - 2.5%
Aerospace & Defense - 0.3%
Boeing Company (The)	3,389	535,462
Lockheed Martin Corporation	3,998	1,515,122
		2,050,584
Diversified Industrials - 0.2%
Emerson Electric Company	21,097	1,308,225

Engineering & Construction - 0.5%
Quanta Services, Inc.	81,322	3,250,440

Machinery - 0.6%
Caterpillar, Inc.	8,686	1,154,196
Snap-on, Inc.	20,268	2,956,493
		4,110,689

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.2% (Continued)	Shares	Value
Industrials - 2.5% (Continued)
Transportation & Logistics - 0.4%
Delta Air Lines, Inc.	14,957	$ 373,476
Kirby Corporation (a)	18,177	840,505
United Parcel Service, Inc. - Class B	8,554	1,221,169
		2,435,150
Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	76,017	2,839,995

Materials - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	5,551	1,591,083
FMC Corporation	40,826	4,329,597
		5,920,680
Construction Materials - 0.5%
Vulcan Materials Company	25,273	2,967,556

Real Estate - 2.5%
REIT - 2.5%
American Campus Communities, Inc.	46,541	1,658,721
Crown Castle International Corporation	9,859	1,643,495
Healthcare Trust of America, Inc. - Class A	140,450	3,877,825
Healthpeak Properties, Inc.	72,213	1,970,693
Host Hotels & Resorts, Inc.	142,124	1,532,097
Lamar Advertising Company - Class A	16,997	1,117,213
Mid-America Apartment Communities, Inc.	24,973	2,976,532
Weyerhaeuser Company	41,462	1,153,058
		15,929,634
Technology - 2.2%
Semiconductors - 0.4%
Intel Corporation	41,515	1,981,511
Lam Research Corporation	1,869	704,912
		2,686,423
Software - 0.4%
Microsoft Corporation	12,758	2,615,517

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.2% (Continued)	Shares	Value
Technology - 2.2% (Continued)
Technology Hardware - 1.0%
Apple, Inc.	2,034	$ 864,532
Cisco Systems, Inc.	21,381	1,007,045
Dolby Laboratories, Inc. - Class A	41,287	2,873,575
Seagate Technology plc	17,064	771,634
Western Digital Corporation	9,961	429,319
		5,946,105
Technology Services - 0.4%
Amdocs Ltd.	41,037	2,548,398

Utilities - 2.2%
Electric Utilities - 2.2%
Ameren Corporation	37,884	3,039,812
American Electric Power Company, Inc.	14,613	1,269,577
CMS Energy Corporation	41,486	2,662,571
Exelon Corporation	30,492	1,177,296
FirstEnergy Corporation	44,339	1,285,831
PPL Corporation	43,517	1,158,423
Public Service Enterprise Group, Inc.	66,508	3,720,458
		14,313,968

Total Common Stocks (Cost $148,800,751)		$ 141,994,582

PREFERRED STOCKS - 3.4%	Shares	Value
Consumer Discretionary – 0.4%
Retail - Discretionary - 0.4%
QVC, Inc., 6.25%	118,504	$ 2,687,671

Energy - 0.1%
Oil & Gas Producers - 0.1%
Chesapeake Energy Corporation, 5.00% CV (b)	304,398	304,398

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 3.4% (Continued)	Shares	Value
Financials – 1.7%
Specialty Finance - 1.7%
AGNC Investment Corporation - Series C, 7.00%	179,054	$ 4,213,141
Annaly Capital Management, Inc. - Series F, 6.95%	286,000	6,420,700
		10,633,841
Real Estate – 1.2%
Real Estate Services – 0.5%
Brookfield Property Partners, L.P. – Series A2, 6.375%	170,000	3,313,300

REIT – 0.7%
Chimera Investment Corporation – Series B, 8.00%	156,980	3,200,822
New Residential Investment Corporation – Series C, 6.375%	70,000	1,315,300
		4,516,122

Total Preferred Stocks (Cost $37,702,717)		$ 21,455,332

CORPORATE BONDS - 41.3%	Par Value	Value
Communications - 2.6%
Belo Corporation, 7.25%, due 9/15/2027	$ 1,500,000	$ 1,635,000
CenturyLink, Inc., 7.65%, due 3/15/2042	1,932,000	2,202,480
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (c)	1,550,000	1,635,575
Consolidated Communications, Inc., 6.50%, due 10/1/2022	1,100,000	1,073,875
Diamond Sports Group, LLC/Diamond Sports Finance Company, 5.375%, due 8/15/2026 (c)	2,700,000	2,079,189
Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,200,000	1,257,456
National CineMedia, LLC, 5.75%, due 8/15/2026	2,500,000	1,618,250
Walt Disney Company (The), 3.80%, due 3/22/2030	4,155,000	4,962,406
		16,464,231

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Consumer Discretionary - 11.1%
AAG FH, L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (c)	$ 2,550,000	$ 2,384,250
American Axle & Manufacturing, Inc., 6.25%, due 4/1/2025	1,730,000	1,787,298
AutoNation, Inc., 3.8%, due 11/15/2027	5,377,000	5,652,162
Bed Bath & Beyond, Inc., 3.749%, due 8/1/2024	3,015,000	2,751,730
Bed Bath & Beyond, Inc., 5.165%, due 8/1/2044	6,375,000	4,060,110
Carriage Services, Inc., 6.625%, due 6/1/2026 (c)	1,822,000	1,926,783
Coach, Inc., 4.125%, due 7/15/2027	1,100,000	1,046,588
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 2/15/2023 (c)	1,120,000	890,400
Ford Motor Company, 9.00%, due 4/22/2025	1,290,000	1,519,781
Ford Motor Credit Company, LLC, 4.542%, due 8/1/2026	1,650,000	1,699,500
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	5,079,000	5,952,799
Kohl's Corporation, 9.50%, due 5/15/2025	7,815,000	9,242,956
Kohl's Corporation, 5.55%, due 7/17/2045	4,570,000	4,093,504
L Brands, Inc., 5.25%, due 2/1/2028	1,600,000	1,486,016
LGI Homes, Inc., 6.875%, due 7/15/2026 (c)	1,295,000	1,379,175
Nordstrom, Inc., 8.75%, due 5/15/2025 (c)	1,950,000	2,135,645
Penn National Gaming, Inc., 5.625%, due 1/15/2027 (c)	1,800,000	1,781,280
QVC, Inc., 4.45%, due 2/15/2025	980,000	1,008,538
Sonic Automotive, Inc., 6.125%, due 3/15/2027	1,700,000	1,759,500
Tenneco, Inc., 5.375%, due 12/15/2024	1,050,000	698,471
Tiffany & Company, 4.90%, due 10/1/2044	9,119,000	11,672,831
TRI Pointe Group, Inc., 5.25%, due 6/1/2027	1,750,000	1,837,500
Truck Hero, Inc., 8.50%, due 4/21/2024 (c)	1,600,000	1,672,000
WW International, Inc., 8.625%, due 12/1/2025 (c)	2,000,000	2,110,700
		70,549,517
Consumer Staples - 2.2%
Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	5,895,000	7,452,178
Clearwater Paper Corporation, 4.50%, due 2/1/2023	2,500,000	2,514,250
Clearwater Seafoods, Inc., 6.875%, due 5/1/2025 (c)	2,500,000	2,537,500

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Consumer Staples - 2.2% (Continued)
KeHE Distributors, LLC, 8.625%, due 10/15/2026 (c)	$ 1,591,000	$ 1,722,257
		14,226,185
Energy - 5.7%
Antero Resources Corporation, 5.375%, due 11/1/2021	4,045,000	3,873,088
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.625%, due 7/15/2026 (c)	1,863,000	1,634,782
Energy Transfer Operating, L.P., Series G, 7.125%, due 5/15/2165	11,048,000	9,183,650
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (c)	4,000,000	1,600,000
Enviva Partners, L.P., 6.50%, due 1/15/2026 (c)	900,000	969,750
EQT Midstream Partners, L.P., 4.75%, due 7/15/2023	1,685,000	1,710,241
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.625%, due 6/15/2024	3,250,000	3,002,187
NLG Energy Partners, L.P., 6.125%, due 3/1/2025	2,740,000	1,876,900
Parkland Fuel Corporation, 5.875%, due 7/15/2027 (c)	1,723,000	1,826,380
Plains All American Pipeline, L.P., 3.80%, due 9/15/2030	4,605,000	4,610,573
Precision Drilling Corporation, 7.75%, due 12/15/2023	1,200,000	900,000
Rattler Midstream, L.P., 5.625%, due 6/15/2025 (c)	850,000	896,572
Sunoco L.P./Sunoco Finance Corporation, 4.875%, due 1/15/2023	2,000,000	2,032,500
Targa Resources Partners, L.P./Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	2,436,000	2,452,321
		36,568,944
Financials - 8.3%
Ares Capital Corporation, 4.20%, due 6/10/2024	5,995,000	6,160,820
Ares Capital Corporation, 3.25%, due 7/15/2025	6,110,000	6,065,211
Bank of America Corporation, 1.073% (3MO LIBOR + 76), due 9/15/2026 (d)	7,997,000	7,637,206
Citizens Financial Group, Inc., Series B, 6.00%, due 12/31/2099	3,340,000	3,018,525
Compass Group Diversified Holdings, LLC, 8.00%, due 5/1/2026 (c)	1,300,000	1,371,500

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Financials - 8.3% (Continued)
Goldman Sachs Group, Inc. (The), 1.377% (3MO LIBOR + 105), due 6/5/2023 (d)	$ 3,161,000	$ 3,181,312
INTL FCStone, Inc., 8.625%, due 6/15/2025 (c)	1,260,000	1,349,775
Jefferies Group, LLC, 6.50%, due 1/20/2043	2,950,000	3,746,655
JPMorgan Chase & Company, 2.25% (3MO LIBOR + 123), due 10/24/2023 (d)	6,169,000	6,263,941
Lincoln National Corporation, 3.05%, due 1/15/2030	4,060,000	4,460,230
MetLife, Inc., Series C, 3.888% (3 MO LIBOR + 357.5), due 12/31/2099 (b)(d)	3,922,000	3,789,633
NMI Holdings, Inc., 7.375%, due 6/1/2025 (c)	1,640,000	1,782,860
Oaktree Specialty Lending Corporation, 3.50%, due 2/25/2025	2,345,000	2,345,206
Provident Funding Associates L.P./PFG Finance Corporation, 6.375%, due 6/15/2025 (c)	1,899,000	1,813,545
		52,986,419
Health Care - 2.5%
Anthem, Inc., 3.65%, due 12/1/2027	7,310,000	8,426,773
CVS Health Corporation, 4.30%, due 3/25/2028	4,500,000	5,345,999
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (c)	1,685,000	1,831,325
		15,604,097
Industrials - 2.8%
ADT Corporation (The), 6.25%, due 10/15/2021	2,210,000	2,320,500
Boeing Company (The), 5.15%, due 5/1/2030	2,670,000	2,913,100
Delta Air Lines, Inc., 3.625%, due 3/15/2022	3,000,000	2,946,459
Delta Air Lines, Inc., 7.375%, due 1/15/2026	1,315,000	1,303,586
Grinding Media, Inc./MC Grinding Media, Inc., 7.375%, due 12/15/2023 (c)	1,290,000	1,310,963
H&E Equipment Services, Inc., 5.625%, due 9/1/2025	1,285,000	1,338,006
Harsco Corporation, 5.75%, due 7/31/2027 (c)	1,230,000	1,290,442
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (c)	1,195,000	1,003,800
Quad Graphics, Inc., 7.00%, due 5/1/2022	2,000,000	1,745,000
Wesco Distribution, Inc., 7.125%, due 6/15/2025 (c)	1,500,000	1,646,085
		17,817,941

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Materials - 2.4%
Arconic Corporation, 6.125%, due 2/15/2028 (c)	$ 505,000	$ 537,194
Cliffs Natural Resources, 6.25%, due 10/1/2040	3,320,000	2,158,000
Commercial Metals Company, 5.375%, due 7/15/2027	1,665,000	1,735,879
Compass Minerals International, Inc., 4.875%, due 7/15/2024 (c)	1,850,000	1,887,000
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (c)	2,500,000	2,606,250
Mercer International, Inc., 5.50%, due 1/15/2026	2,000,000	1,890,000
Mountain Province Diamonds, Inc., 8.00%, due 12/15/2022 (c)	2,500,000	1,475,000
Neon Holdings, Inc., 10.125%, due 4/1/2026 (c)	1,640,000	1,664,600
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (c)	1,500,000	1,498,125
		15,452,048
Real Estate - 0.6%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (c)	1,800,000	1,813,500
Starwood Property Trust, Inc., 5.00%, due 12/15/2021	2,305,000	2,329,479
		4,142,979
Technology - 2.6%
Apple, Inc., 3.85%, due 5/4/2043	2,590,000	3,374,743
Dell International, LLC/EMC Corporation, 6.20%, due 7/15/2030 (c)	3,155,000	3,851,091
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	4,724,000	6,037,791
Intel Corporation, 4.75%, due 3/25/2050	2,250,000	3,263,083
		16,526,708
Utilities - 0.5%
Suburban Propane Partners, L.P., 5.875%, due 3/1/2027	1,500,000	1,526,250
Talen Energy Supply, LLC, 6.625%, due 1/15/2028 (c)	1,825,000	1,832,537
		3,358,787

Total Corporate Bonds (Cost $256,524,590)		$ 263,697,856

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.9%	Par Value	Value
Colony American Finance Ltd., Series 2019-1, 3.324%, due 1/15/2029 (c)(d)	$ 4,933,507	$ 5,152,619
Colony American Finance Ltd., Series 2019-19-3, 2.705%, due 10/15/2052 (c)(d)	2,619,450	2,693,569
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 1.573% (1MO LIBOR + 140), due 12/22/2035 (c)(d)	3,615,000	3,524,625
ORIX Credit Alliance Owner Trust, Series 2018-CRE1, 1.365% (1MO LIBOR + 118), due 6/15/2036 (c)(d)	7,385,000	7,144,987
Total Asset-Backed Securities (Cost $18,569,804)		$ 18,515,800

MORTGAGE-BACKED SECURITIES - 16.8%	Par Value	Value
Agency Fixed Rate - 8.7%
Federal Home Loan Mortgage Corporation, Pool #G6-1858, 3.50%, due 1/1/2048	$ 7,413,165	$ 7,848,549
Federal Home Loan Mortgage Corporation, Pool #ZA-5269, 3.00%, due 2/1/2048	3,239,354	3,429,601
Federal Home Loan Mortgage Corporation, Pool #ZN-6606, 3.00%, due 6/1/2049	4,630,311	4,903,569
Federal Home Loan Mortgage Corporation, Pool #SD-0144, 3.00%, due 11/1/2049	2,292,581	2,427,224
Federal Home Loan Mortgage Corporation, Pool #BO8653, 3.00%, due 2/1/2050	5,752,365	6,092,293
Federal Home Loan Mortgage Corporation, Pool #QA-7416, 3.00%, due 2/1/2050	6,977,969	7,387,784
Federal National Mortgage Association, Pool #BM6059, 3.00%, due 9/1/2029	$1,770,447	1,837,665
Federal National Mortgage Association, Pool. #BN0356, 3.00%, due 12/1/2033	3,766,788	3,950,585
Federal National Mortgage Association, Pool #CA4128, 3.00%, due 9/1/2049	4,419,636	4,679,201
Federal National Mortgage Association, Pool #FM1526, 3.00%, due 9/1/2049	6,112,946	6,471,959
Federal National Mortgage Association, Pool #BO3192, 3.00%, due 10/1/2049	6,012,190	6,365,286
		55,393,716

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 16.8% (Continued)	Par Value	Value
Commercial - 8.1%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (c)	$4,696,807	$ 4,853,282
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 1.185% (1MO LIBOR + 100), due 1/15/2022 (c)(d)	3,576,879	3,464,058
BDS Ltd., Series 2019-FL4, 1.284% (1MO LIBOR + 110), due 8/15/2036 (c)(d)	3,640,000	3,494,400
Credit Suisse Mortgage Trust, Series 2018-J1, 3.50%, due 2/25/2048 (c)	5,388,444	5,595,948
Ellington Financial Mortgage Trust, Series 2019-1, 2.934%, due 6/25/2059 (c)	4,116,429	4,205,710
Exantas Capital Corporation, Series 2019-RS07, 1.194% (1MO LIBOR + 100), due 4/15/2022 (c)(d)	6,312,356	6,142,680
J.P. Morgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (c)	1,840,000	1,899,225
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (c)	3,997,283	4,101,833
Pear Street Mortgage Company, LLC, Series 2019-1, 4.00%, due 7/25/2049 (c)	2,280,345	2,321,873
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (c)	6,206,490	6,408,016
Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (c)	3,435,768	3,538,772
Starwood Mortgage Residential Trust, Series 2019-1, 2.941%, due 6/25/2049 (c)	3,788,528	3,804,385
Wells Fargo Mortgage Back Securities, Series 2019-2, 4.00%, due 4/25/2049 (c)	1,967,849	1,971,496
		51,801,678

Total Mortgage-Backed Securities (Cost $105,028,985)		$ 107,195,394

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.4%	Par Value	Value
Federal Farm Credit Bank - 2.8%
Federal Farm Credit Bank, 1.48%, due 3/10/2026	$ 6,055,000	$ 6,063,303
Federal Farm Credit Bank, 2.50%, due 2/4/2031	6,520,000	6,592,117
Federal Farm Credit Bank, 3.50%, due 2/1/2033	5,000,000	5,068,859
		17,724,279
Small Business Administration - 1.1%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	6,706,321	7,419,872

U.S. Treasury Bonds - 0.4%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	1,700,000	2,588,316

U.S. Treasury Notes - 5.1%
U.S. Treasury Inflation-Protected Notes, 0.625%, due 4/15/2023	4,644,990	4,864,138
U.S. Treasury Inflation-Protected Notes, 0.875%, due 2/15/2047	18,656,665	25,474,564
U.S. Treasury Notes, 0.625%, due 5/15/2030	2,260,000	2,278,716
		32,617,418

Total U.S. Government & Agency Obligations (Cost $54,498,554)		$ 60,349,885

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (e) (Cost $1,744,383)	1,744,383	$ 1,744,383

Investments at Value - 96.3% (Cost $622,869,784)		$ 614,953,232

Other Assets in Excess of Liabilities - 3.7%		23,998,288

Net Assets - 100.0%		$ 638,951,520

(a)	Non-income producing security.
(b)	Security has a perpetual maturity date.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $130,065,308 as of July 31, 2020, representing 20.4% of net assets.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)	The rate shown is the 7-day effective yield as of July 31, 2020.

CV – Convertible Security LIBOR – London Interbank Offered Rate See accompanying notes to Schedules of Investments.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Communications – 1.9%
Internet Media & Services - 1.9%
Expedia Group, Inc.	5,500	$ 445,555

Consumer Discretionary – 9.0%
Consumer Services - 2.1%
Service Corporation International	11,591	502,586

Retail - Discretionary – 6.9%
AutoZone, Inc. (a)	602	726,867
Genuine Parts Company	10,047	905,737
		1,632,604
Consumer Staples – 4.8%
Food - 2.4%
Lamb Weston Holdings, Inc.	9,414	565,593

Retail – Consumer Staples - 2.4%
Dollar Tree, Inc. (a)	6,231	581,664

Energy - 3.2%
Oil & Gas Producers - 3.2%
Diamondback Energy, Inc.	7,332	292,253
Pioneer Natural Resources Company	4,750	460,370
		752,623
Financials – 14.5%
Banking - 4.7%
KeyCorp	32,528	390,661
M&T Bank Corporation	2,459	260,531
Pinnacle Financial Partners, Inc.	12,084	478,768
		1,129,960
Insurance - 8.5%
Allstate Corporation (The)	9,836	928,420
Hanover Insurance Group, Inc. (The)	5,902	601,296
Lincoln National Corporation	12,997	484,398
		2,014,114

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Financials – 14.5% (Continued)
Specialty Finance - 1.3%
Synchrony Financial	13,559	$ 300,061

Health Care - 7.7%
Health Care Facilities & Services - 7.7%
Quest Diagnostics, Inc.	8,996	1,143,122
Universal Health Services, Inc. - Class B	6,231	684,787
		1,827,909
Industrials - 11.7%
Engineering & Construction - 3.8%
Quanta Services, Inc.	22,833	912,635

Machinery - 3.5%
Snap-on, Inc.	5,691	830,146

Transportation & Logistics - 1.0%
Kirby Corporation (a)	5,165	238,830

Transportation Equipment - 3.4%
Allison Transmission Holdings, Inc.	21,344	797,412

Materials - 8.6%
Chemicals - 5.1%
FMC Corporation	11,463	1,215,651

Construction Materials - 3.5%
Vulcan Materials Company	7,096	833,212

Real Estate - 13.5%
REIT - 13.5%
American Campus Communities, Inc.	13,068	465,744
Healthcare Trust of America, Inc. - Class A	34,099	941,473

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Real Estate - 13.5% (Continued)
REIT - 13.5% (Continued)
Healthpeak Properties, Inc.	20,276	$ 553,332
Host Hotels & Resorts, Inc.	39,905	430,176
Mid-America Apartment Communities, Inc.	7,012	835,760
		3,226,485
Technology - 6.4%
Technology Hardware - 3.4%
Dolby Laboratories, Inc. - Class A	11,592	806,803

Technology Services - 3.0%
Amdocs Ltd.	11,522	715,516

Utilities - 12.6%
Electric Utilities - 12.6%
Ameren Corporation	10,637	853,513
CMS Energy Corporation	11,649	747,633
FirstEnergy Corporation	12,449	361,021
Public Service Enterprise Group, Inc.	18,674	1,044,623
		3,006,790

Total Common Stocks (Cost $23,572,788)		$ 22,336,149

MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b) (Cost $835,889)	835,889	$ 835,889

Investments at Value - 97.4% (Cost $24,408,677)		$ 23,172,038

Other Assets in Excess of Liabilities - 2.6%		626,915

Net Assets - 100.0%		$ 23,798,953

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communications - 0.6%
Publishing & Broadcasting - 0.6%
Scholastic Corporation	36,381	$ 870,597

Consumer Discretionary - 12.4%
Apparel & Textile Products - 1.6%
Oxford Industries, Inc.	18,148	779,275
Wolverine World Wide, Inc.	65,648	1,578,178
		2,357,453
Home & Office Products - 0.7%
Knoll, Inc.	93,781	1,098,176

Home Construction - 2.9%
Interface, Inc.	172,458	1,376,215
JELD-WEN Holding, Inc. (a)	44,484	871,886
TRI Pointe Group, Inc. (a)	132,384	2,213,461
		4,461,562
Leisure Facilities & Services - 4.5%
Cheesecake Factory, Inc. (The)	56,530	1,356,720
Denny's Corporation (a)	209,706	1,863,238
Jack in the Box, Inc.	43,296	3,555,034
		6,774,992
Retail - Discretionary - 2.1%
Rush Enterprises, Inc. - Class A	66,234	3,151,414

Wholesale - Discretionary - 0.6%
G-III Apparel Group Ltd. (a)	90,680	896,825

Consumer Staples - 3.6%
Consumer Products – 0.9%
Phibro Animal Health Corporation - Class A	60,413	1,401,279

Food – 2.7%
Fresh Del Monte Produce, Inc.	81,153	1,832,435
Sanderson Farms, Inc.	20,305	2,263,906
		4,096,341

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 0.9%
Oil & Gas Producers - 0.5%
PDC Energy, Inc. (a)	47,050	$ 670,933

Oil & Gas Services & Equipment - 0.4%
ChampionX Corporation (a)	68,107	647,698

Financials – 25.3%
Banking - 17.8%
Columbia Banking System, Inc.	85,687	2,478,925
CVB Financial Corporation	88,746	1,603,640
First Financial Bancorp	96,122	1,337,538
First Midwest Bancorp, Inc.	142,270	1,726,446
FNB Corporation	218,902	1,622,064
Independent Bank Group, Inc.	47,339	2,079,602
Pacific Premier Bancorp, Inc.	89,609	1,882,685
Renasant Corporation	69,348	1,610,954
Sandy Spring Bancorp, Inc.	78,146	1,806,736
South State Corporation	43,915	2,092,989
TowneBank	99,896	1,762,165
UMB Financial Corporation	37,135	1,849,323
Umpqua Holdings Corporation	149,280	1,619,688
United Bankshares, Inc.	45,327	1,193,007
United Community Banks, Inc.	120,267	2,156,387
		26,822,149
Insurance - 5.2%
American Equity Investment Life Holding Company	75,383	1,918,498
Kemper Corporation	30,739	2,413,626
Selective Insurance Group, Inc.	63,218	3,435,266
		7,767,390

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials – 25.3% (Continued)
Specialty Finance - 2.3%
PRA Group, Inc. (a)	89,232	$ 3,530,018

Health Care - 3.4%
Biotech & Pharma - 1.2%
Eagle Pharmaceuticals, Inc. (a)	38,118	1,768,294

Health Care Facilities & Services - 2.2%
Patterson Companies, Inc.	124,840	3,315,750

Industrials - 18.4%
Aerospace & Defense - 2.2%
Barnes Group, Inc.	42,651	1,572,542
Moog, Inc. - Class A	33,737	1,812,352
		3,384,894
Commercial Support Services - 4.9%
Harsco Corporation (a)	126,362	2,016,737
Korn Ferry	55,831	1,568,851
TrueBlue, Inc. (a)	103,632	1,599,042
UniFirst Corporation	11,916	2,222,096
		7,406,726
Diversified Industrials - 2.6%
ITT, Inc.	67,338	3,887,423

Engineering & Construction - 1.3%
Dycom Industries, Inc. (a)	46,948	2,010,783

Industrial Intermediate Products - 0.6%
EnPro Industries, Inc.	18,733	894,126

Machinery - 2.9%
Cactus, Inc. - Class A	77,540	1,753,955
Mueller Water Products, Inc. - Class A	256,136	2,592,096
		4,346,051

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 18.4% (Continued)
Transportation & Logistics - 3.9%
Hub Group, Inc. - Class A (a)	42,199	$ 2,232,327
Saia, Inc. (a)	30,155	3,602,015
		5,834,342
Materials - 6.8%
Chemicals - 2.6%
Ferro Corporation (a)	159,556	1,865,209
Minerals Technologies, Inc.	45,086	2,113,632
		3,978,841
Construction Materials - 1.3%
Eagle Materials, Inc.	23,952	1,921,669

Containers & Packaging - 1.0%
TriMas Corporation (a)	62,585	1,464,489

Forestry, Paper & Wood Products - 1.9%
P.H. Glatfelter Company	177,239	2,823,417

Real Estate – 10.7%
Real Estate Owners & Developers – 1.3%
McGrath RentCorp	35,300	2,048,106

REIT – 9.4%
First Industrial Realty Trust, Inc.	40,878	1,795,362
Healthcare Realty Trust, Inc.	86,569	2,536,472
Kite Realty Group Trust	67,413	665,366
Pebblebrook Hotel Trust	89,626	950,035
Piedmont Office Realty Trust, Inc. - Class A	132,066	2,140,790
PS Business Parks, Inc.	22,664	3,126,499
STAG Industrial, Inc.	89,482	2,917,113
		14,131,637
Technology - 9.9%
Semiconductors - 2.4%
Diodes, Inc. (a)	69,980	3,600,471

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Technology - 9.9% (Continued)
Software - 3.3%
CommVault Systems, Inc. (a)	67,191	$ 2,961,779
Progress Software Corporation	58,515	2,039,833
		5,001,612
Technology Hardware - 2.4%
Plexus Corporation (a)	48,177	3,579,069

Technology Services - 1.8%
CACI International, Inc. - Class A (a)	13,237	2,750,914

Utilities - 7.1%
Electric Utilities - 5.6%
Avista Corporation	42,326	1,571,564
Black Hills Corporation	28,551	1,651,961
NorthWestern Corporation	51,198	2,880,400
PNM Resources, Inc.	54,392	2,296,974
		8,400,899
Gas & Water Utilities - 1.5%
Southwest Gas Holdings, Inc.	32,716	2,278,342

Total Common Stocks (Cost $161,764,502)		$ 149,374,682

MONEY MARKET FUNDS - 0.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b) (Cost $590,692)	590,692	$ 590,692

Investments at Value - 99.5% (Cost $162,355,194)		$ 149,965,374

Other Assets in Excess of Liabilities - 0.5%		683,626

Net Assets - 100.0%		$ 150,649,000

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.

See accompanying notes to Schedules of Investments.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

CORPORATE BONDS - 92.8%	Par Value	Value
Communications - 9.1%
AMC Networks, Inc., 5.00%, due 4/1/2024	$ 2,851,000	$ 2,897,329
CCO Holdings, LLC/CCO Holdings Capital Corporation, 5.875%, due 4/1/2024 (a)	2,525,000	2,612,617
Level 3 Financing, Inc., 5.125%, due 5/1/2023	750,000	753,165
Sirius XM Radio, Inc., 4.625%, due 7/15/2024 (a)	2,255,000	2,374,515
T-Mobile USA, Inc., 4.00%, due 4/15/2022	2,325,000	2,433,438
		11,071,064
Consumer Discretionary - 11.5%
Ford Motor Credit Company, LLC, 5.596%, due 1/7/2022	825,000	856,185
Ford Motor Credit Company, LLC, 4.375%, due 8/6/2023	1,325,000	1,371,097
Ford Motor Credit Company, LLC, 4.063%, due 11/1/2024	700,000	715,540
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	2,850,000	2,828,625
Hilton Domestic Operating Company, Inc., 4.25%, due 9/1/2024	2,850,000	2,878,500
Lennar Corporation, 4.125%, due 1/15/2022	1,475,000	1,510,031
Lennar Corporation, 4.75%, due 11/15/2022	880,000	928,400
QVC, Inc., 4.85%, due 4/1/2024	2,850,000	2,998,628
		14,087,006
Consumer Staples - 3.1%
Albertsons Companies, LLC, 6.625%, due 6/15/2024	2,850,000	2,965,710
Clearwater Paper Corporation, 4.50%, due 2/1/2023	855,000	859,874
		3,825,584
Energy - 13.0%
DCP Midstream Operating, L.P., 4.95%, due 4/1/2022	815,000	830,281
DCP Midstream Operating, L.P., 3.875%, due 3/15/2023	625,000	626,625
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (a)	2,035,000	814,000
EQT Midstream Partners, L.P., 4.75%, due 7/15/2023	2,935,000	2,978,966
Rattler Midstream, L.P., 5.625%, due 6/15/2025 (a)	1,680,000	1,772,047

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 92.8% (Continued)	Par Value	Value
Energy - 13.0% (Continued)
Sunoco, L.P./Sunoco Finance Corporation, 4.875%, due 1/15/2023	$ 2,850,000	$ 2,896,313
Targa Resources Partners, L.P./Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	2,849,000	2,868,088
Western Gas Partners, L.P., 4.00%, due 7/1/2022	1,320,000	1,362,214
Western Gas Partners, L.P., 3.10%, due 2/1/2025	1,665,000	1,652,846
		15,801,380
Financials – 17.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, due 10/30/2020	2,355,000	2,365,269
CIT Group, Inc., 5.00%, due 8/15/2022	2,850,000	2,942,625
Icahn Enterprises, L.P., 6.25%, due 2/1/2022	2,690,000	2,744,607
INTL FCStone, Inc., 8.625%, due 6/15/2025 (a)	2,120,000	2,271,050
Navient Corporation, 5.875%, due 3/25/2021	1,400,000	1,421,280
Navient Corporation, 6.625%, due 7/26/2021	1,450,000	1,486,250
NMI Holdings, Inc., 7.375%, due 6/1/2025 (a)	2,370,000	2,576,451
SLM Corporation, 5.125%, due 4/5/2022	1,745,000	1,779,900
Springleaf Finance Corporation, 5.625%, due 3/15/2023	1,330,000	1,406,475
Springleaf Finance Corporation, 6.125%, due 3/15/2024	1,520,000	1,654,110
		20,648,017
Health Care - 6.0%
Centene Corporation, 4.75%, due 5/15/2022	2,460,000	2,502,361
HCA, Inc., 5.875%, due 5/1/2023	1,775,000	1,950,645
Tenet Healthcare Corporation, 4.625%, due 7/15/2024	2,850,000	2,899,875
		7,352,881

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 92.8% (Continued)	Par Value	Value
Industrials - 11.0%
ADT Corporation (The), 6.25%, due 10/15/2021	$ 2,850,000	$ 2,992,500
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020	1,900,000	1,916,399
Delta Air Lines, Inc., 3.625%, due 3/15/2022	2,850,000	2,799,136
United Rentals North America, Inc., 5.50%, due 7/15/2025	2,717,000	2,794,706
Wesco Distribution, Inc., 7.125%, due 6/15/2025 (a)	2,640,000	2,897,109
		13,399,850
Materials - 10.3%
Ball Corporation, 5.00%, due 3/15/2022	2,850,000	2,985,375
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	2,850,000	3,008,232
Freeport-McMoran Copper & Gold, Inc., 3.875%, due 3/15/2023	2,850,000	3,029,892
Mercer International, Inc., 6.50%, due 2/1/2024	973,000	958,609
Polyone Corporation, 5.25%, due 3/15/2023	2,300,000	2,527,654
		12,509,762
Real Estate – 7.5%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, due 11/1/2023	550,000	588,335
iStar, Inc., 4.75%, due 10/1/2024	2,555,000	2,523,062
Kennedy Wilson Holdings, Inc., 5.875%, due 4/1/2024	2,850,000	2,860,687
MGM Growth Properties Operating Partnership, L.P., 5.625%, due 5/1/2024	290,000	314,650
Starwood Property Trust, Inc., 5.00%, due 12/15/2021	2,835,000	2,865,108
		9,151,842
Technology - 4.3%
Dell International, LLC/EMC Corporation, 5.875%, due 6/15/2021 (a)	1,733,000	1,735,166
EMC Corporation, 3.375%, due 6/1/2023	824,000	863,025
Seagate HDD Cayman, 4.75%, due 6/1/2023	2,480,000	2,642,532
		5,240,723

Total Corporate Bonds (Cost $111,542,675)		$ 113,088,109

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b) (Cost $572,921)	572,921	$ 572,921

Investments at Value - 93.3% (Cost $112,115,596)		$ 113,661,030

Other Assets in Excess of Liabilities - 6.7%		8,126,489

Net Assets - 100.0%		$ 121,787,519

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,052,955 as of July 31, 2020, representing 14.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 0.7%
Entertainment Content - 0.7%
Zynga, Inc. - Class A (a)	15,859	$ 155,894

Consumer Discretionary – 16.7%
Apparel & Textile Products - 3.2%
Capri Holdings Ltd. (a)	7,530	112,799
Deckers Outdoor Corporation (a)	2,715	568,114
		680,913
Home Construction - 2.1%
JELD-WEN Holding, Inc. (a)	8,650	169,540
LGI Homes, Inc. (a)	697	79,535
Taylor Morrison Home Corporation (a)	8,568	200,919
		449,994
Leisure Facilities & Services - 7.2%
Bloomin' Brands, Inc.	18,269	210,459
Boyd Gaming Corporation	17,279	408,994
Brinker International, Inc.	5,790	155,693
Churchill Downs, Inc.	1,510	209,165
Extended Stay America, Inc.	25,269	288,319
Liberty Media Corporation - Liberty Braves - Series C (a)	2,418	45,096
Papa John's International, Inc.	2,199	208,180
		1,525,906
Retail - Discretionary – 4.2%
Asbury Automotive Group, Inc. (a)	1,913	191,587
Builders FirstSource, Inc. (a)	9,393	222,520
Lithia Motors, Inc. - Class A	1,253	287,125
Vroom, Inc. (a)	3,237	191,598
		892,830
Consumer Staples – 6.2%
Beverages - 2.3%
Boston Beer Company, Inc. (The) - Class A (a)	509	412,514
Celsius Holdings, Inc. (a)	5,474	80,303
		492,817

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Staples – 6.2% (Continued)
Household Products - 2.2%
Helen of Troy Ltd. (a)	2,455	$ 462,154

Retail – Consumer Staples – 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	3,332	350,193

Energy - 1.2%
Renewable Energy - 1.2%
Enphase Energy, Inc. (a)	1,554	93,799
Sunrun, Inc. (a)	4,620	169,508
		263,307
Financials – 1.3%
Banking - 0.4%
South State Corporation	1,595	76,018

Financial Services - 0.1%
Fathom Holdings, Inc. (a)	1,440	14,443

Insurance - 0.8%
Palomar Holdings, Inc. (a)	1,948	177,930

Health Care - 35.0%
Biotech & Pharma - 16.0%
Allogene Therapeutics, Inc. (a)	2,154	78,987
Amarin Corporation plc - ADR (a)	18,304	118,610
Arena Pharmaceuticals, Inc. (a)	3,865	237,272
Axsome Therapeutics, Inc. (a)	1,131	80,674
ChemoCentryx, Inc. (a)	3,711	195,607
Cytokinetics, Inc. (a)	4,394	94,998
Horizon Therapeutics plc (a)	16,044	981,732
Immunomedics, Inc. (a)	4,484	189,359
Iovance Biotherapeutics, Inc. (a)	4,808	139,769

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 35.0% (Continued)
Biotech & Pharma - 16.0% (Continued)
Krystal Biotech, Inc. (a)	2,994	$ 123,622
Kura Oncology, Inc. (a)	6,646	109,260
Mirum Pharmaceuticals, Inc. (a)	2,514	55,509
MyoKardia, Inc. (a)	1,820	164,037
Odonate Therapeutics, Inc. (a)	1,963	71,394
PTC Therapeutics, Inc. (a)	1,082	50,129
Reata Pharmaceuticals, Inc. - Class A (a)	723	106,787
Relmada Therapeutics, Inc. (a)	1,101	40,044
Trillium Therapeutics, Inc. (a)	14,838	99,118
Turning Point Therapeutics, Inc. (a)	928	54,966
United Therapeutics Corporation (a)	3,360	374,539
Zymeworks, Inc. (a)	1,083	33,064
		3,399,477
Health Care Facilities & Services - 5.5%
Addus HomeCare Corporation (a)	3,385	326,348
ICON plc (a)	2,518	466,988
LHC Group, Inc. (a)	1,859	362,710
		1,156,046
Medical Equipment & Devices - 13.5%
AtriCure, Inc. (a)	2,662	108,636
Castle Biosciences, Inc. (a)	2,380	92,153
Haemonetics Corporation (a)	1,539	134,909
ICU Medical, Inc. (a)	1,537	282,393
Invitae Corporation (a)	2,967	86,637
Merit Medical Systems, Inc. (a)	8,200	366,704
Natera, Inc. (a)	7,298	350,450
Novocure, Ltd. (a)	2,794	211,757
Quidel Corporation (a)	1,970	556,466
Repligen Corporation (a)	1,513	228,327
Silk Road Medical, Inc. (a)	2,348	109,088

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 35.0% (Continued)
Medical Equipment & Devices - 13.5% (Continued)
Tandem Diabetes Care, Inc. (a)	3,230	$ 337,406
		2,864,926
Industrials - 9.7%
Commercial Support Services - 1.8%
FTI Consulting, Inc. (a)	1,311	156,586
UniFirst Corporation	1,172	218,554
		375,140
Electrical Equipment - 2.2%
Generac Holdings, Inc. (a)	2,965	467,225

Engineering & Construction - 1.6%
WillScot Mobile Mini Holdings Corporation (a)	22,429	337,781

Industrial Support Services - 2.7%
Applied Industrial Technologies, Inc.	1,265	79,847
H&E Equipment Services, Inc.	7,083	124,590
SiteOne Landscape Supply, Inc. (a)	2,942	376,664
		581,101
Machinery - 1.4%
Oshkosh Corporation	3,798	298,978

Materials - 2.8%
Construction Materials - 1.4%
Advanced Drainage Systems, Inc.	6,123	300,027

Forestry, Paper & Wood Products - 1.4%
Trex Company, Inc. (a)	2,117	294,962

Real Estate – 7.9%
Real Estate Services – 0.5%
Redfin Corporation (a)	2,435	101,247

REIT – 7.4%
American Campus Communities, Inc.	5,947	211,951

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate – 7.9% (Continued)
REIT – 7.4% (Continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,349	$ 152,346
MGM Growth Properties, LLC - Class A	7,639	208,850
NexPoint Residential Trust, Inc.	3,168	121,113
Physicians Realty Trust	16,273	293,565
QTS Realty Trust, Inc. - Class A	3,973	285,857
STAG Industrial, Inc.	9,048	294,965
		1,568,647
Technology - 15.6%
Semiconductors - 1.2%
MACOM Technology Solutions Holdings, Inc. (a)	5,922	250,264

Software - 10.8%
Bandwidth, Inc. - Class A (a)	2,279	329,953
Everbridge, Inc. (a)	1,360	194,208
Five9, Inc. (a)	2,624	317,032
Manhattan Associates, Inc. (a)	3,505	335,744
Nutanix, Inc. - Class A (a)	23,638	524,527
Q2 Holdings, Inc. (a)	1,464	137,689
Rapid7, Inc. (a)	7,719	459,821
		2,298,974
Technology Hardware - 1.2%
Akoustis Technologies, Inc. (a)	15,021	119,267
PagerDuty, Inc. (a)	4,387	133,716
		252,983
Technology Services - 2.4%
Endava plc - ADR (a)	2,041	105,418
EVO Payments, Inc. - Class A (a)	9,453	214,488
ManTech International Corporation - Class A	2,596	180,630
		500,536

Total Common Stocks (Cost $16,211,121)		$ 20,590,713

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b) (Cost $288,416)	288,416	$ 288,416

Investments at Value - 98.5% (Cost $16,499,537)		$ 20,879,129

Other Assets in Excess of Liabilities - 1.5%		328,691

Net Assets - 100.0%		$ 21,207,820

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.

ADR – American Depositary Receipt See accompanying notes to Schedules of Investments.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2020 (Unaudited)

Note 1 – Organization

Chartwell Income Fund (formerly Berwyn Income Fund), Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Chartwell Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 16, 2012.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (‘NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”), the Funds’ investment advisor, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees of the Trust. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 3 – Federal Income Taxes

At July 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Chartwell Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
Cost of investments	$627,528,575	$244,611,046	$166,212,818
Gross unrealized appreciation	$38,400,235	$2,045,760	$18,881,620
Gross unrealized depreciation	(50,975,578)	(3,484,768)	(35,129,064)
Net unrealized depreciation on investments	$(12,575,343)	$(1,439,008)	$(16,247,444)

		Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments		$112,117,089	$16,534,062
Gross unrealized appreciation		$3,387,668	$5,013,529
Gross unrealized depreciation		(1,843,727)	(668,462)
Net unrealized appreciation on investments		$1,543,941	$4,345,067

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America (“GAAP”). These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Note 4 – Fair Value Measurements and Disclosure

Financial Accounting Standards Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2020, in valuing the Funds’ investments carried at fair value:

Chartwell Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$141,994,582	$-	$-	$141,994,582
Preferred Stocks	21,455,332	-	-	21,455,332
Corporate Bonds	-	263,697,856	-	263,697,856
Asset-Backed Securities	-	18,515,800	-	18,515,800
Mortgage-Backed Securities	-	107,195,394	-	107,195,394
U.S. Government & Agency Obligations	-	60,349,885	-	60,349,885
Money Market Funds	1,744,383	-	-	1,744,383
Total Investments	$165,194,297	$449,758,935	$-	$614,953,232

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,336,149	$-	$-	$22,336,149
Money Market Funds	835,889	-	-	835,889
Total Investments	$23,172,038	$-	$-	$23,172,038

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$149,374,682	$-	$-	$149,374,682
Money Market Funds	590,692	-	-	590,692
Total Investments	$149,965,374	$-	$-	$149,965,374

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$113,088,109	$-	$113,088,109
Money Market Funds	572,921	-	-	572,921
Total Investments	$572,921	$113,088,109	$-	$113,661,030

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,590,713	$-	$-	$20,590,713
Money Market Funds	288,416	-	-	288,416
Total Investments	$20,879,129	$-	$-	$20,879,129

Refer to each Fund’s Schedule of Investments for a listing of the common and preferred stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended July 31, 2020.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 5 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of July 31, 2020, Chartwell Small Cap Value Fund had 25.3% of the value of its net assets invested in stocks within the Financials sector and Chartwell Small Cap Growth Fund had 35.0% of the value of its net assets invested in stocks within the Health Care sector.